Average Annual Total Returns - Class Y Shares - Alger Capital Appreciation Institutional Fund - Y	Class Y Inception Date	Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes Since Inception	Class Y Return After Taxes on Distributions 1 Year	Class Y Return After Taxes on Distributions Since Inception	Class Y Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Feb. 28, 2017	41.85%	23.83%	37.08%	20.70%	28.12%	18.58%	38.49%	23.52%